Consolidated income statements - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	£ 147.5	£ 361.7	£ 315.4	£ 260.0
Cost of sales	(42.9)	(91.2)	(90.8)	(79.8)
Gross profit	104.6	270.5	224.6	180.2
Selling, general and administrative expenses	(73.6)	(224.5)	(189.7)	(131.5)
Research and development expenses	(13.7)	(56.1)	(27.8)	(38.3)
Operating (loss) / profit	17.3	(10.1)	7.1	10.4
Finance income	0.2	0.4	0.3	0.7
Finance costs	(1.9)	(5.9)	(2.7)	(2.8)
(Loss) / profit before tax	15.6	(15.6)	4.7	8.3
Tax credit / (charge)	(2.8)	7.1	(0.3)	4.2
(Loss) / profit for the year / period attributable to equity shareholders of the parent	£ 12.8	£ (8.5)	£ 4.4	£ 12.5
Earnings per share
Basic	£ 0.058	£ (0.037)	£ 0.019	£ 0.06
Diluted	£ 0.058	£ (0.037)	£ 0.019	£ 0.06